Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits	$ 0		$ 0
Tax provision	$ (2,023,000)	$ (19,000)	$ (1,309,000)	$ (32,000)
Jaws Acquisition Corp [Member]
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits					$ 0	$ 0
Accrued for interest and penalties					0	0
Tax provision					$ 0	$ 0